Right-of-use assets - Schedule of Total Future Lease Payments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 932,468	$ 1,102,423
Less Than One Year [Member]
Disclosure Of Future Minimum Lease Payments [Line Items]
Future lease payments	$ 932,468	$ 1,102,423